Stockholders' Equity (Details) - Schedule of Warrants Outstanding - Warrant [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Product Warranty Liability [Line Items]
Outstanding beginning balance, Warrants | shares	1,871,333
Outstanding beginning balance, Weighted Average Exercise Price | $ / shares	$ 114.85
Granted, Warrants | shares
Granted, Weighted Average Exercise Price | $ / shares
Exercised, Warrants | shares
Exercised, Weighted Average Exercise Price | $ / shares
Forfeited, Warrants | shares
Forfeited, Weighted Average Exercise Price | $ / shares
Outstanding ending balance, Warrants | shares	1,871,333
Outstanding ending balance, Weighted Average Exercise Price | $ / shares	$ 114.85
Exercisable, Warrants | shares	1,871,333
Exercisable, Weighted Average Exercise Price | $ / shares	$ 114.85